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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the year ended May 31, 2008. This one series have a May 31, fiscal year end.

Date of reporting period: May 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Intermediate Municipal Bond Fund for the twelve-month period ended May 31, 2008 (the “period”).

Widespread credit problems exerted a major influence on fixed income markets, both taxable and tax-exempt, during the period. Treasuries and other high-quality securities rallied in an investor flight to quality prompted by concerns about weakness in the economy. As many major institutions reduced their exposure to credit risks, the yield premiums paid for lower-rated securities widened and lower-rated securities fell in value. In the municipal market, general obligation and essential service revenue bonds held up well, while other securities with more potential exposure to credit risk declined in price. Interest rate cuts by the Federal Reserve Board (the “Fed”) led to outperformance of securities with maturities of five years or less. U.S. equity prices declined during the period. Most major stock market benchmarks fell over the first five months of 2008, wiping out modest gains that had been recorded earlier in the fiscal year. Over the period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy continued to defy expectations for recession. Despite many bleak forecasts, the economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government spending, plus aggressive monetary and federal policies, however, acted as countervailing forces to sustain positive growth. The Fed aggressively cut the key fed funds rate from 5.25% to 2% between September 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it warily watched for evidence of inflationary pressures emanating from higher energy and commodity prices.

LETTER TO SHAREHOLDERS continued

During the period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The teams supervising Evergreen Municipal Bond Fund, for example, invested in the municipal market with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. Meanwhile, managers of Evergreen High Income Municipal Bond Fund emphasized investments in securities offering higher current income. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. The management team of Evergreen Strategic Municipal Bond Fund sought to limit risk further by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, president and chief executive officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current president of Global Distribution, will succeed Mr. Ferro as president and CEO at that time. Additionally, David Germany has been named the new chief investment officer (CIO). Please visit our Web site for additional information regarding these announcements.

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

Average annual return*

1-year with sales charge	-1.73%	-2.59%	1.40%	N/A	N/A

1-year w/o sales charge	3.17%	2.39%	2.39%	3.43%	3.17%

5-year	2.07%	1.98%	2.33%	3.35%	3.10%

10-year	4.72%	4.83%	4.83%	5.41%	5.28%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2008, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.17% for the twelve-month period ended May 31, 2008, excluding any applicable sales charges. During the same period, the LB5YMBI returned 6.58%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

The fiscal year was a period in which all fixed income securities were affected by the fallout from the subprime mortgage crisis. Early effects of the crisis hit in August 2007, when one of the sharpest sell-offs in recent memory roiled the municipal market. The market’s decline stemmed largely from selling by hedge funds and other non-traditional municipal investors, who were seeking to raise cash to meet their margin calls. Investors who remained in the municipal market, however, were rewarded with handsome returns by the end of September 2007, following an aggressive interest rate cut by the U.S. Federal Reserve Board (the “Fed”), which lowered the federal funds rate by half a percentage point. The Fed’s actions helped restore investor confidence and market stability. Municipal bond investments tended to produce modestly positive returns toward the end of 2007. As investors contended with new developments in the subprime mortgage market and a loss of liquidity in the credit markets, they became increasingly averse to credit risk. The yield premiums paid for riskier credits widened and higher-quality securities outperformed, while the prices of those bonds that were not either general obligation or essential service revenue bonds tended to decline. In addition to seeking better-quality securities, investors showed the greatest interest in bonds with maturities of five years or less as they sought to maximize liquidity and safety and to prepare for anticipated interest rate cuts by the Fed. Municipal bond trends tended to follow these general trends in the taxable fixed income market, but a lag in the development of these trends in the municipal market provided an opportunity for tax-exempt investors to find attractive relative value. By the end of 2007, municipal bonds with maturities of five years and under offered yields approximately equal to the yields of comparable-maturity Treasuries.

During the first quarter of 2008, however, municipal bonds turned in mixed performance, with shorter maturities producing positive returns while the prices of intermediate- and longer-term maturities declined. Prices of shorter-term securities moved higher as the Fed reduced rates. The prices of intermediate- and longer-term maturities declined on rising inflationary concerns, worries about the weakening of the dollar and reports of credit deterioration of bond insurers. Investors continued to be sensitive to credit risk. As higher-quality securities continued to outperform, liquidity virtually dried up for high yield debt. Toward the end of the fiscal year, however, the market appeared to begin to stabilize in response to the active intervention of the Fed’s interest rate cuts and other policy initiatives designed to restore liquidity and encourage lending.

PORTFOLIO MANAGER COMMENTARY continued

The fund’s focus on the high quality part of the municipal bond universe—securities rated AAA and AA—supported results during a period in which better-rated securities dramatically outperformed lower-quality bonds. Average credit quality of the portfolio at fiscal year end was AA+. Similarly, our focus on general obligation bonds and essential services securities helped when sectors such as health care and industrial development bonds, with a higher representation of lower-quality debt, trailed the overall market.

The principal factor of the fund’s underperformance was our focus on the traditional intermediate bond universe of maturities between eight and 12 years, as securities with maturities of five years or less outperformed the market. As yields on the front end of the yield curve—shorter maturities—dropped substantially, prices of shorter-term securities appreciated, adding to their total returns.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period*

Actual
Class A	$ 1,000.00	$ 1,004.79	$ 4.56
Class B	$ 1,000.00	$ 1,001.00	$ 8.30
Class C	$ 1,000.00	$ 1,001.00	$ 8.30
Class I	$ 1,000.00	$ 1,006.06	$ 3.31
Class IS	$ 1,000.00	$ 1,004.79	$ 4.56
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,020.45	$ 4.60
Class B	$ 1,000.00	$ 1,016.70	$ 8.37
Class C	$ 1,000.00	$ 1,016.70	$ 8.37
Class I	$ 1,000.00	$ 1,021.70	$ 3.34
Class IS	$ 1,000.00	$ 1,020.45	$ 4.60

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C, 0.66% for Class I and 0.91% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	2.08	2.06	2.09	2.11[2]	1.93
Net realized and unrealized gains or losses on investments	(0.19)	0.59	(1.61)	2.57	(2.46)

Total from investment operations	1.89	2.65	0.48	4.68	(0.53)

Distributions to shareholders from
Net investment income	(2.08)	(2.04)	(2.07)	(2.15)	(1.98)
Net realized gains	0	0	0	0	(0.79)

Total distributions to shareholders	(2.08)	(2.04)	(2.07)	(2.15)	(2.77)

Net asset value, end of period	$60.60	$60.79	$60.18	$61.77	$59.24

Total return[3]	3.17%	4.44%	0.80%	8.02%	(0.87)%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,135	$60,693	$57,905	$51,940	$13,026
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.93%	0.95%	0.93%[4]	1.00%[4]	1.01%[4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.97%	1.00%	0.98%[4]	1.02%[4]	1.01%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.90%	0.90%	0.89%	0.95%	0.98%
Interest and fee expense[5]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	3.42%	3.36%	3.42%	3.47%	3.18%
Portfolio turnover rate	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	1.61	1.60[2]	1.64	1.69[2]	1.51
Net realized and unrealized gains or losses on investments	(0.18)	0.62	(1.58)	2.57	(2.46)

Total from investment operations	1.43	2.22	0.06	4.26	(0.95)

Distributions to shareholders from
Net investment income	(1.62)	(1.61)	(1.65)	(1.73)	(1.56)
Net realized gains	0	0	0	0	(0.79)

Total distributions to shareholders	(1.62)	(1.61)	(1.65)	(1.73)	(2.35)

Net asset value, end of period	$60.60	$60.79	$60.18	$61.77	$59.24

Total return[3]	2.39%	3.70%	0.09%	7.27%	(1.55)%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,158	$9,702	$10,844	$9,421	$3,673
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.68%	1.70%	1.68%[4]	1.72%[4]	1.71%[4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.68%	1.70%	1.68%[4]	1.72%[4]	1.71%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.65%	1.65%	1.64%	1.67%	1.68%
Interest and fee expense[5]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	2.67%	2.62%	2.68%	2.79%	2.57%
Portfolio turnover rate	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	1.61	1.60[2]	1.64	1.69[2]	1.49
Net realized and unrealized gains or losses on investments	(0.18)	0.62	(1.58)	2.56	(2.44)

Total from investment operations	1.43	2.22	0.06	4.25	(0.95)

Distributions to shareholders from
Net investment income	(1.62)	(1.61)	(1.65)	(1.72)	(1.56)
Net realized gains	0	0	0	0	(0.79)

Total distributions to shareholders	(1.62)	(1.61)	(1.65)	(1.72)	(2.35)

Net asset value, end of period	$60.60	$60.79	$60.18	$61.77	$59.24

Total return[3]	2.39%	3.70%	0.09%	7.26%	(1.56)%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,629	$14,755	$19,854	$16,006	$5,090
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.68%	1.70%	1.68%[4]	1.72%[4]	1.71%[4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.68%	1.70%	1.68%[4]	1.72%[4]	1.71%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.65%	1.65%	1.64%	1.67%	1.68%
Interest and fee expense[5]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	2.68%	2.62%	2.68%	2.78%	2.58%
Portfolio turnover rate	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	2.21	2.21	2.24	2.32	2.13
Net realized and unrealized gains or losses on investments	(0.17)	0.60	(1.57)	2.55	(2.47)

Total from investment operations	2.04	2.81	0.67	4.87	(0.34)

Distributions to shareholders from
Net investment income	(2.23)	(2.20)	(2.26)	(2.34)	(2.17)
Net realized gains	0	0	0	0	(0.79)

Total distributions to shareholders	(2.23)	(2.20)	(2.26)	(2.34)	(2.96)

Net asset value, end of period	$60.60	$60.79	$60.18	$61.77	$59.24

Total return	3.43%	4.70%	1.10%	8.34%	(0.57)%

Ratios and supplemental data
Net assets, end of period (thousands)	$331,698	$382,208	$394,473	$413,741	$441,869
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.68%	0.70%	0.68%[2]	0.72%[2]	0.71%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.68%	0.70%	0.68%[2]	0.72%[2]	0.71%[2]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.65%	0.65%	0.64%	0.67%	0.68%
Interest and fee expense[3]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	3.67%	3.61%	3.68%	3.82%	3.59%
Portfolio turnover rate	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction

2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS IS	2008	2007	2006	2005	2004[1,2]

Net asset value, beginning of period	$60.79	$60.18	$61.77	$59.24	$60.85

Income from investment operations
Net investment income (loss)	2.06	2.03	2.08	2.19	1.80
Net realized and unrealized gains or losses on investments	(0.17)	0.63	(1.57)	2.52	(1.59)

Total from investment operations	1.89	2.66	0.51	4.71	0.21

Distributions to shareholders from
Net investment income	(2.08)	(2.05)	(2.10)	(2.18)	(1.82)

Net asset value, end of period	$60.60	$60.79	$60.18	$61.77	$59.24

Total return	3.17%	4.44%	0.85%	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,426	$12,092	$14,942	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.93%	0.95%	0.93%[3]	0.97%[3]	0.96%[3,4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.93%	0.95%	0.93%[3]	0.97%[3]	0.96%[3,4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.90%	0.90%	0.89%	0.92%	0.93%[4]
Interest and fee expense[5]	0.03%	0.05%	0.04%	0.05%	0.03%[4]
Net investment income (loss)	3.42%	3.37%	3.43%	3.57%	3.40%[4]
Portfolio turnover rate	80%	75%	115%	100%	247%

1	For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.
2

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction. As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Annualized
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.0%
AIRPORT 3.8%
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	$4,700,000	$4,951,779
Ser. A1, 5.25%, 11/15/2015	5,000,000	5,122,550
San Francisco, CA City & Cnty. Intl. Arpt. Commission RRB, Ser. 34E, 5.75%, 05/01/2021, (Insd. by FSA)	5,000,000	5,358,950

		15,433,279

CONTINUING CARE RETIREMENT COMMUNITY 0.5%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,866,533

EDUCATION 4.5%
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by FSA)	5,955,000	6,068,443
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,170,637
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,184,711
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A:
5.25%, 04/01/2020	1,000,000	1,030,880
5.25%, 04/01/2021	2,000,000	2,050,580
New York Dorm. Auth. RB, Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,502,123
Rhode Island Hlth. & Edl. Bldg. Corp. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,561,139
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021	1,090,000	1,151,029

		18,719,542

GENERAL OBLIGATION – LOCAL 31.3%
Bexar Cnty., TX GO, Flood Ctl. Tax, 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,133,419
Clark Cnty., NV Refunding GO:
4.75%, 06/01/2022, (Insd. by FSA)	1,590,000	1,643,456
Flood Ctl.:
4.75%, 11/01/2020, (Insd. by FGIC)	2,350,000	2,446,209
4.75%, 11/01/2021, (Insd. by FGIC)	8,600,000	8,893,346
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,240,018
Clint, TX, Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,472,869
Columbus, OH GO, Ser. B:
5.00%, 09/01/2021	2,525,000	2,715,082
5.00%, 09/01/2022	2,525,000	2,700,386
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,069,517
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,137,035
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	2,974,397
Forney, TX GO, 5.25%, 02/15/2022, (Insd. by FSA)	1,690,000	1,810,548

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	$2,100,000	$2,240,952
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,250,928
5.00%, 08/15/2022, (Gtd. by PSF)	2,080,000	2,191,238
Frisco, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2019, (Gtd. by PSF)	2,460,000	2,651,339
5.00%, 08/15/2020, (Gtd. by PSF)	2,570,000	2,748,615
5.00%, 08/15/2021, (Gtd. by PSF)	2,700,000	2,866,347
5.00%, 08/15/2022, (Gtd. by PSF)	2,830,000	2,987,971
Frisco, TX Refunding GO, 4.75%, 02/15/2021, (Insd. by MBIA)	5,000,000	5,195,650
Garland, TX Refunding GO, 5.00%, 02/15/2021	4,605,000	4,877,616
Grant Cnty., WA Sch. Dist. No. 161 GO, Moses Lake, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	2,007,141
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,312,399
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,633,825
Judson, TX Independent Sch. Dist. Bldg. Refunding GO, 5.00%, 02/01/2021, (Gtd. by PSF)	6,745,000	7,132,837
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd. by FSA)	10,000,000	10,595,000
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	1,585,000	1,680,417
5.00%, 02/15/2021	1,665,000	1,753,961
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,370,442
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	11,110,000	11,486,740
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	935,000	946,014
Northeast Texas Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/01/2021, (Gtd. by PSF)	3,000,000	3,184,200
5.00%, 08/01/2022, (Gtd. by PSF)	5,000,000	5,278,150
Tarrant Cnty., TX Ltd. Tax GO:
5.25%, 07/15/2020	1,430,000	1,571,785
5.25%, 07/15/2022	1,320,000	1,432,438
Washington Cnty., MN Capital Impt. Plan GO, Ser. A, 5.00%, 02/01/2021	2,495,000	2,684,620
Will Cnty., IL Sch. Dist. No. 122 Refunding GO, Ser. E, 4.75%, 10/01/2022, (Insd. by FSA)	1,395,000	1,449,307

		128,766,214

GENERAL OBLIGATION – STATE 5.1%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,064,920
California GO, 5.25%, 02/01/2021	4,275,000	4,471,094
Illinois GO, 4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,195,040
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	6,000,000	6,334,380

		21,065,434

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 1.5%
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Washington Cnty. Hosp., 5.00%, 01/01/2018	$1,000,000	$982,050
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,224,430
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Methodist Le Bonheur, Ser. C, 5.25%, 06/01/2018 #	2,000,000	2,086,980

		6,293,460

HOUSING 3.8%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	1,945,000	1,958,129
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,005,000	1,032,517
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,595,000	1,633,471
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	830,000	857,133
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	145,000	152,630
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	175,000	178,147
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. U, 4.80%, 10/01/2022	7,000,000	6,777,400
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	230,000	235,918
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,460,000	2,503,763
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	325,000	339,264

		15,668,372

INDUSTRIAL DEVELOPMENT REVENUE 3.8%
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	5,000,000	5,052,550
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	4,636,000
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	963,170
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,167,100

		15,818,820

LEASE 2.2%
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	6,295,000	6,646,576
New Jersey Bldg. Auth. RRB, Ser. B, 5.00%, 06/15/2018	2,235,000	2,424,461

		9,071,037

MISCELLANEOUS REVENUE 2.7%
Garden State Preservation Trust RB, 2005 Open Space & Farmland Proj., Ser. A, 5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,309,300

PORT AUTHORITY 0.4%
Port of Oakland, CA RRB, Ser. B, 5.00%, 11/01/2021	1,430,000	1,499,469

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 3.4%
New York Power Auth. RRB, Ser. C, 5.00%, 11/15/2021	$5,910,000	$6,319,149
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.25%, 01/01/2020	4,000,000	4,139,960
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,652,530

		14,111,639

PRE-REFUNDED 4.9%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,530,000	3,986,746
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,995,000	3,723,444
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	11,405,000	12,572,302

		20,282,492

SALES TAX 2.1%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB Warrants, Ser. A:
5.25%, 01/01/2017	5,000,000	4,734,900
5.25%, 01/01/2019	4,000,000	3,752,280

		8,487,180

SPECIAL TAX 2.2%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,600,000	9,204,838

TOBACCO REVENUE 2.1%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	4,500,000	4,120,200
6.50%, 06/01/2047	5,000,000	4,667,250

		8,787,450

TRANSPORTATION 17.1%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	1,625,000	1,685,271
Illinois Toll Hwy. Auth. RB, Ser. A-1:
5.00%, 01/01/2022, (Insd. by FSA)	10,000,000	10,515,300
5.00%, 01/01/2023, (Insd. by FSA)	11,750,000	12,298,138
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	8,915,000	9,325,090
5.00%, 11/15/2021	6,510,000	6,775,803
Ser. B, 5.00%, 11/15/2022	5,355,000	5,567,647
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,810,212
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A,
5.00%, 04/01/2020	5,650,000	6,065,897
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2022	2,500,000	2,656,750
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,626,601

		70,326,709

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 0.7%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020, (Insd. by FSA)	$2,670,000	$2,825,794

WATER & SEWER 3.9%
Arizona Water Infrastructure Fin. Auth. RB, Ser. A, 5.00%, 10/01/2022	1,310,000	1,393,421
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,783,008
Cincinnati, OH Water Sys. RRB, Ser. A, 4.50%, 12/01/2022	3,000,000	3,070,260
Cleveland, OH Waterworks RRB, Ser. P, 5.00%, 01/01/2022	2,350,000	2,489,402
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2021, (Insd. by AMBAC)	2,120,000	2,155,807
Des Moines, IA Water & Sewer RB, 4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,828,425
Santa Rosa, CA Wastewater RB, Ser. A, 5.00%, 09/01/2021, (Insd. by AMBAC)	1,300,000	1,355,666

		16,075,989

Total Municipal Obligations (cost $392,033,541)		395,613,551

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.82% q ø ## (cost $13,645,301)	13,645,301	13,645,301

Total Investments (cost $405,678,842) 99.3%		409,258,852
Other Assets and Liabilities 0.7%		2,787,198

Net Assets 100.0%		$412,046,050

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2008

The following table shows the percent of total investments by geographic location as of May 31, 2008:

Texas	25.7%
New York	12.6%
New Jersey	9.6%
Illinois	8.8%
Ohio	6.7%
California	5.7%
Nevada	4.7%
Alabama	2.6%
South Carolina	2.5%
Colorado	2.5%
Arkansas	2.2%
Michigan	2.1%
Georgia	1.2%
Maine	1.1%
North Carolina	1.0%
South Dakota	1.0%
Iowa	1.0%
Minnesota	1.0%
Florida	0.8%
Rhode Island	0.6%
Tennessee	0.5%
Washington	0.5%
Indiana	0.5%
Massachusetts	0.5%
Mississippi	0.4%
Arizona	0.3%
Missouri	0.2%
Maryland	0.2%
Oklahoma	0.1%
New Mexico	0.1%
Non-state specific	3.3%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2008 (unaudited):

AAA	65.2%
AA	15.7%
A	13.4%
BBB	5.7%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of May 31, 2008 (unaudited):

Less than 1 year	2.7%
1 to 3 year(s)	1.2%
3 to 5 years	4.0%
5 to 10 years	8.8%
10 to 20 years	80.3%
20 to 30 years	1.4%
Greater than 30 years	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $392,033,541)	$395,613,551
Investments in affiliated money market fund, at value (cost $13,645,301)	13,645,301

Total investments	409,258,852
Cash	4,960,735
Receivable for Fund shares sold	414,025
Interest receivable	5,731,109
Prepaid expenses and other assets	41,611

Total assets	420,406,332

Liabilities
Dividends payable	1,080,300
Payable for securities purchased	7,080,135
Payable for Fund shares redeemed	122,424
Advisory fee payable	16,176
Distribution Plan expenses payable	2,854
Due to other related parties	3,544
Accrued expenses and other liabilities	54,849

Total liabilities	8,360,282

Net assets	$412,046,050

Net assets represented by
Paid-in capital	$430,612,668
Overdistributed net investment income	(630,616)
Accumulated net realized losses on investments	(21,516,012)
Net unrealized gains on investments	3,580,010

Total net assets	$412,046,050

Net assets consists of
Class A	$50,134,678
Class B	8,157,917
Class C	11,629,429
Class I	331,698,181
Class IS	10,425,845

Total net assets	$412,046,050

Shares outstanding (unlimited number of shares authorized)
Class A	827,321
Class B	134,621
Class C	191,905
Class I	5,473,648
Class IS	172,047

Net asset value per share
Class A	$60.60
Class A — Offering price (based on sales charge of 4.75%)	$63.62
Class B	$60.60
Class C	$60.60
Class I	$60.60
Class IS	$60.60

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Interest	$19,452,417
Income from affiliate	504,405

Total investment income	19,956,822

Expenses
Advisory fee	2,190,487
Distribution Plan expenses
Class A	164,935
Class B	88,473
Class C	130,327
Class IS	29,146
Administrative services fee	457,314
Transfer agent fees	64,698
Trustees’ fees and expenses	14,106
Printing and postage expenses	33,612
Custodian and accounting fees	122,670
Registration and filing fees	76,831
Professional fees	39,456
Interest and fee expense	121,829
Other	10,437

Total expenses	3,544,321
Less: Expense reductions	(9,725)
Expense reimbursements	(23,888)

Net expenses	3,510,708

Net investment income	16,446,114

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(3,400,923)
Net change in unrealized gains or losses on investments	1,763,971

Net realized and unrealized gains or losses on investments	(1,636,952)

Net increase in net assets resulting from operations	$14,809,162

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$16,446,114		$17,338,304
Net realized gains or losses on investments		(3,400,923)		1,842,724
Net change in unrealized gains or losses on investments		1,763,971		3,199,983

Net increase in net assets resulting from operations		14,809,162		22,381,011

Distributions to shareholders from
Net investment income
Class A		(1,933,424)		(1,954,903)
Class B		(236,747)		(280,138)
Class C		(349,090)		(459,163)
Class I		(13,558,083)		(14,071,644)
Class IS		(399,533)		(458,061)

Total distributions to shareholders		(16,476,877)		(17,223,909)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	211,372	12,833,238	456,276	27,862,175
Class B	15,843	965,732	15,513	952,182
Class C	36,731	2,238,140	45,576	2,802,306
Class I	1,589,149	96,640,067	1,569,834	95,995,345
Class IS	48,633	2,984,924	20,411	1,242,566

		115,662,101		128,854,574

Net asset value of shares issued in reinvestment of distributions
Class A	21,058	1,274,364	23,540	1,441,464
Class B	2,760	166,969	3,166	193,773
Class C	2,907	175,872	3,707	226,838
Class I	15,282	924,665	17,200	1,052,885
Class IS	3,308	200,317	3,808	233,080

		2,742,187		3,148,040

Automatic conversion of Class B shares to Class A shares
Class A	2,262	137,846	1,051	64,294
Class B	(2,262)	(137,846)	(1,051)	(64,294)

		0		0

Payment for shares redeemed
Class A	(405,804)	(24,713,950)	(444,638)	(27,211,301)
Class B	(41,329)	(2,497,039)	(38,211)	(2,334,629)
Class C	(90,463)	(5,494,229)	(136,480)	(8,342,045)
Class I	(2,418,283)	(146,599,414)	(1,854,631)	(113,338,060)
Class IS	(78,820)	(4,836,991)	(73,590)	(4,500,570)

		(184,141,623)		(155,726,605)

Net decrease in net assets resulting from capital share transactions		(65,737,335)		(23,723,991)

Total decrease in net assets		(67,405,050)		(18,566,889)
Net assets
Beginning of period		479,451,100		498,017,989

End of period		$412,046,050		$479,451,100

Overdistributed net investment income		$(630,616)		$(599,853)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after May 31, 2004.

NOTES TO FINANCIAL STATEMENTS continued

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase. For the year ended May 31, 2008, the advisory fee was equivalent to 0.48% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $23,888.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended May 31, 2008, EIS received $4,280 from the sale of Class A shares and $27,620 and $5,600 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $352,062,822 and $425,228,062, respectively, for the year ended May 31, 2008.

During the year ended May 31, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $117,524.

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $405,645,266. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,927,711 and $2,314,125, respectively, with a net unrealized appreciation of $3,613,586.

As of May 31, 2008, the Fund had $20,477,492 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2016

$4,792,802	$2,023,822	$11,298,465	$2,362,403

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, the Fund incurred and elected to defer post-October losses of $1,072,096.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2008, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers and	Temporary
Exempt-Interest	Unrealized	Post-October	Book/Tax
Income	Appreciation	Losses	Differences

$474,032	$3,613,586	$21,549,588	$(1,104,648)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2008	2007

Ordinary Income	$8,138	$3,215
Exempt-Interest Income	16,468,739	17,220,694

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended May 31, 2008, the Fund had average borrowings outstanding of $119,252 at an average rate of 3.61% and paid interest of $4,305.

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intermediate Municipal Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of May 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intermediate Municipal Bond Fund, as of May 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 25, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.95%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566603 rv5 07/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of this one series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2008 and May 31, 2007, and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees	$25,200	$22,700
Audit-related fees	0	0
Tax fees (1)	1,948	1,551
Non-audit fees (2)	1,062,374	908,367
All other fees	0	0

Total fees	$1,089,522	$932,618

(1)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(2)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Multi-Sector Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:

Dennis H. Ferro Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: July 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: July 30, 2008